Other Financial Assets - Summary of Fair Value of Investments in Equity Instruments Designated at Fair Value Through Other Comprehensive Income (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Financial assets measured at fair value through other comprehensive income [abstract]
Total fair value	¥ 681,271	¥ 346,154
Accumulated other comprehensive income, net	¥ 512,976	¥ 247,475